Shares - Share purchase program (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Aug. 14, 2017
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	1,281,485
2017 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)		2,424,333
Shares purchased and subsequently cancelled during period (in shares)	1,281,485
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	1,281,485
Common shares | 2017 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ (10,975)
Additional paid-in capital | 2017 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 1,435